Mining interests - Narrative (Details) oz in Thousands, $ in Thousands						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($) shares $ / $ oz	Nov. 30, 2021 USD ($) $ / $ oz $ / shares	Apr. 26, 2021 USD ($) shares	Oct. 15, 2019	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / Ounce	Dec. 31, 2019 USD ($) $ / Ounce	Dec. 31, 2014 USD ($)	Dec. 31, 2021 $ / shares	Apr. 26, 2021 $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | $ / shares												1.27
Assets classified as held for sale	$ 12,700							$ 12,700	$ 11,855
Write-downs of long-lived assets								5,905	(174,309)
Current assets	1,046,117							1,046,117	762,698
Total assets	3,561,293							3,561,293	3,362,379
Miscellaneous other operating expense								6,282	5,957
Stock-based compensation								22,571	17,129
Income (loss)								460,825	672,413
Comprehensive income (loss)								463,059	678,951
Current liabilities	231,189							231,189	286,093
Gold revenue								1,762,264	1,788,928
Production costs								493,389	407,865
Royalties and production taxes								121,431	121,285
Depreciation and depletion								378,892	301,491
Selling, general and administrative expense								50,185	45,605
Current income tax, withholding and other taxes								270,669	309,913
Deferred income tax (recovery) expense								(5,267)	52,102
Share of net income of associates (Note 8)								17,543	22,167
Property, plant and equipment	2,231,831					$ 2,046,731		2,231,831	2,387,020	$ 2,046,731
Impairment of long-lived assets								5,905
Write-down mineral property interests								15	11,353
Leased Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,000							25,000
Corporate Office
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,000							21,000
Other Leased Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,000							4,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,771,828					2,926,890		3,771,828	3,540,389	2,926,890
Cost | Corporate Office
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,000							25,000
Cost | Other Leased Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,000							8,000
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,539,997)					(880,159)		(1,539,997)	(1,153,369)	(880,159)
Accumulated depreciation and depletion | Corporate Office
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,000)							(4,000)
Accumulated depreciation and depletion | Other Leased Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,000)							(4,000)
BeMetals
Disclosure of detailed information about property, plant and equipment [line items]
Exchange of subsidiaries' interest for associates' shares (in shares) | shares				16,000,000
Exchange of subsidiaries' interest for associates' shares (in shares)				$ 5,000
Gain on disposal of subsidiary				$ 1,000
Purchase of associates' shares (in shares) | shares				17,000,000
Share price (in CAD per share) | $ / shares												$ 0.24	$ 0.44
Purchase of BeMetals shares				$ 6,000				$ 5,945
Average foreign exchange rate | $ / shares								1.25
Proportion of ownership interest in associate				19.00%
Quoted market value	6,000							$ 6,000
Current assets							$ 7,000
Non-current assets							22,000
Total assets							29,000
Assets							29,000
Miscellaneous other operating expense							1,000
Stock-based compensation							(1,000)
Income (loss)							(1,000)
Comprehensive income (loss)							(1,000)
Share of net income of associates (Note 8)								(164)
Calibre, Nicaragua
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate					33.00%
Current assets							129,000
Non-current assets							288,000
Total assets							417,000
Assets							276,000
Stock-based compensation							2,000
Income (loss)							44,000
Current liabilities							45,000
Non-current liabilities							96,000
Gold revenue							240,000
Production costs							125,000
Royalties and production taxes							9,000
Depreciation and depletion							24,000
Selling, general and administrative expense							5,000
Current income tax, withholding and other taxes							20,000
Deferred income tax (recovery) expense							$ 8,000
Share of net income of associates (Note 8)						$ 22,000		17,707	22,167
Toega Project
Disclosure of detailed information about property, plant and equipment [line items]
Assets classified as held for sale									12,000
Menankoto Property, Mali | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,000							34,000
Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long-lived assets											$ 436,000
Tax effect of impairment in property, plant and equipment									(52,000)	30,000	131,000
Impairment loss, net of tax											$ 305,000
Reversal of impairment loss									174,000	100,000
Reversal of impairment loss, net of tax									$ 122,000	$ 70,000
Masbate Mine | Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz) | $ / Ounce									1,500	1,350
Non-core Properties | Other
Disclosure of detailed information about property, plant and equipment [line items]
Write-down mineral property interests									$ 11,000
Disposal Group, Disposed By Sale, Not Discontinued Operations | Kiaka Project
Disclosure of detailed information about property, plant and equipment [line items]
Initial payment received upon agreement execution		$ 450
Consideration to be received in cash or shares, upon closing		43,000
Proceeds from sale of subsidiary		$ 22,500
Number of shares received (in shares) | shares		22,190,508
Shares received (in USD per share) | $ / shares			$ 1.31
Closing foreign exchange rate | $ / $		1.41	1.41
Consideration to be received in cash or shares		$ 45,000						41,239	0
Net smelter returns (in percentage)		0.027	0.027
Retained royalty interest on gold production (in ounces) | oz		2,500	2,500
Additional net smelter returns (in percentage)		0.0045	0.0045
Retained royalty interest on additional gold production (in ounces) | oz		1,500	1,500
NSR Royalty		$ 18,488						18,488	0
Consideration to be received in share		$ 20,530
Disposal Group, Disposed By Sale, Not Discontinued Operations | Kiaka Project | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Payable term (minimum)		6 months
Disposal Group, Disposed By Sale, Not Discontinued Operations | Toega Project
Disclosure of detailed information about property, plant and equipment [line items]
Initial payment received upon agreement execution									9,000
Net smelter returns (in percentage)		0.027	0.027
Retained royalty interest on gold production (in ounces) | oz		1,500	1,500
Additional net smelter returns (in percentage)		0.0045	0.0045
NSR Royalty		$ 2,599						2,599	0
NSR Royalty at 2.7% rate		22,500	$ 22,500
Tax guarantee receivable		$ 1,858						1,858	$ 0
Disposal Group, Disposed By Sale, Not Discontinued Operations | Ondundu Property, Namibia
Disclosure of detailed information about property, plant and equipment [line items]
Initial payment received upon agreement execution	4,000
Consideration to be received in cash or shares	2,500
Assets classified as held for sale	13,000							13,000
Write-downs of long-lived assets								6,000
Consideration to be received in share	5,000
Consideration to be received in cash	$ 4,000
Deferred consideration term	6 months
Volta Resources (Cayman) Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mining properties		0.81	0.81
Calibre, Nicaragua
Disclosure of detailed information about property, plant and equipment [line items]
Share price (in CAD per share) | $ / shares												$ 1.34
Quoted market value	$ 117,000							$ 117,000
West African Resources Ltd. (Note 8)
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of shares issued and outstanding, percentage		1	1